THE GABELLI SMALL CAP GROWTH FUND

                              THIRD QUARTER REPORT
                                JUNE 30, 2001(A)

[GRAPHIC OF 4 STARS OMITTED.]

MORNINGSTAR RATED[TM] GABELLI SMALL CAP GROWTH FUND 4 STARS OVERALL AND FOR THE THREE- AND FIVE-YEAR PERIODS ENDED 06/30/01 AMONG 4473 AND 2722 DOMESTIC EQUITY
                              FUNDS, RESPECTIVELY.

TO OUR SHAREHOLDERS,

      Small cap stocks performed exceptionally well in April and early May, but gave ground in June as the optimism generated by the Federal Reserve Board's (the "Fed's") interest rate hikes was eroded by a record number of pre-announced second quarter earnings shortfalls. Year-to-date, small cap stocks continue to lead all other capitalization sectors, with the Russell 2000 Index as the only widely followed market index in positive performance territory.

INVESTMENT PERFORMANCE

      For the quarter ended June 30, 2001, The Gabelli Small Cap Growth Fund (the "Fund") total return rose 10.73%. The Value Line Composite and Russell 2000 Indices rose 12.93% and 14.38%, respectively, over the same period. Each index is an unmanaged indicator of stock market performance. The Fund was up 14.38% over the trailing twelve-month period. The Value Line Composite and Russell 2000 Index rose 18.05% and 0.66%, respectively, over the same twelve-month period.

      For the two-year period ended June 30, 2001, the Fund's total return averaged 12.75% annually, versus average annual total returns of 9.45% and 7.27% for the Value Line Composite and Russell 2000 Index, respectively. For the five-year period ended June 30, 2001, the Fund's total return averaged 13.65% annually, versus average annual total returns of 14.86% and 9.62% for the Value Line Composite and Russell 2000 Index, respectively. Since inception on October 22, 1991 through June 30, 2001, the Fund had a cumulative total return of 367.48%, which equates to an average annual total return of 17.24%.

COMMENTARY

ON THE MEND

      Think of the Fed's rate cuts as a series of blood transfusions for the ailing economy. The patient is and will continue to exhibit symptoms of its recent trauma -- anemic corporate earnings -- for the next several quarters. Every time these symptoms flare up, investors will wring their collective hands and question why the

--------------------------------------------------------------------------------
(a) The Fund's fiscal year ends September 30. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Morningstar proprietary ratings reflect historical risk adjusted performance as of June 30, 2001 and are subject to change every month. Morningstar ratings are calculated from a Fund's three, five and ten-year average annual returns in excess of 90-day T-Bill returns with appropriate fee adjustments and a risk factor that reflects fund performance below 90-day T-Bill returns. The top 10% of the funds in a broad asset class receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star.

INVESTMENT RESULTS (a)(c)
--------------------------------------------------------------------------------

                                                 Calendar Quarter
                                     --------------------------------------------
                                       1ST        2ND          3RD         4TH           YEAR
                                       ---        ---          ---         ---           ----
 2001:    Net Asset Value .......    $18.45      $20.43         --           --           --
          Total Return ..........     (1.4)%      10.7%         --           --           --
------------------------------------------------------------------------------------------------
 2000:    Net Asset Value .......    $22.24      $22.77      $23.60       $18.71       $18.71
          Total Return ..........      3.8%        2.4%        3.6%         1.1%        11.3%
------------------------------------------------------------------------------------------------
 1999:    Net Asset Value .......    $19.59      $22.94      $21.84       $21.43       $21.43
          Total Return ..........     (6.8)%      17.1%       (4.8)%        9.9%        14.2%
------------------------------------------------------------------------------------------------
 1998:    Net Asset Value .......    $23.93      $23.59      $18.81       $21.01       $21.01
          Total Return ..........     10.9%       (1.4)%     (20.3)%       14.7%         0.0%
------------------------------------------------------------------------------------------------
 1997:    Net Asset Value .......    $19.11      $22.23      $25.42       $21.58       $21.58
          Total Return ..........      3.1%       16.3%       14.7%        (0.8)%       36.5%
------------------------------------------------------------------------------------------------
 1996:    Net Asset Value .......    $19.65      $20.68      $20.02       $18.53       $18.53
          Total Return ..........      6.2%        5.2%       (3.2)%        3.4%        11.9%
------------------------------------------------------------------------------------------------
 1995:    Net Asset Value .......    $17.03      $17.88      $19.34       $18.50       $18.50
          Total Return ..........      7.4%        5.0%        8.2%         2.6%        25.2%
------------------------------------------------------------------------------------------------
 1994:    Net Asset Value .......    $16.76      $16.33      $17.24       $15.85       $15.85
          Total Return ..........     (3.6)%      (2.6)%       5.6%        (2.1)%       (2.9)%
------------------------------------------------------------------------------------------------
 1993:    Net Asset Value .......    $15.46      $15.74      $16.90       $17.38       $17.38
          Total Return ..........      6.6%        1.8%        7.4%         5.3%        22.8%
------------------------------------------------------------------------------------------------
 1992:    Net Asset Value .......    $13.42      $13.41      $13.10       $14.50       $14.50
          Total Return ..........      9.9%       (0.1)%      (2.3)%       12.1%        20.3%
------------------------------------------------------------------------------------------------
 1991:    Net Asset Value .......        --          --         --        $12.21       $12.21
          Total Return ..........        --          --         --         22.9%(b)     22.9%(b)
------------------------------------------------------------------------------------------------

           AVERAGE ANNUAL RETURNS - JUNE 30, 2001 (A)

  1 Year ......................................     14.38%
  5 Year ......................................     13.65%
  Life of Fund (b) ............................     17.24%


                   DIVIDEND HISTORY
-------------------------------------------------------
PAYMENT (EX) DATE    RATE PER SHARE    REINVESTMENT PRICE
-----------------    --------------    ------------------
December 20, 2000        $4.782             $17.40
December 20, 1999        $2.462             $20.55
December 21, 1998        $0.534             $19.80
December 29, 1997        $3.590             $21.29
September 30, 1997       $0.070             $25.42
December 27, 1996        $2.160             $18.46
December 29, 1995        $1.340             $18.50
December 30, 1994        $1.030             $15.85
December 31, 1993        $0.420             $17.38
December 31, 1992        $0.185             $14.50
December 31, 1991        $0.080             $12.21

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. (b) From commencement of investment operations on October 22, 1991. (c) The Fund's fiscal year ends September 30. Note: Investing in small capitalization securities involves special challenges because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities.

patient doesn't seem to be making any progress. But, as the economy's vital signs improve, investors will eventually begin anticipating a full recovery.

      We've lived through sick economies and "emergency room" markets. We recognize that Fed rate cuts are the best medicine, but that they take time to work through the system. We believe lower interest rates combined with this summer's federal income tax rebates will provide part of the underpinning for a consumer led recovery in early 2002. Investors will fret about poor second and third quarter earnings. Tax-loss selling season may be particularly virulent for the market.

[PYRAMID GRAPHIC OMITTED.]
PYRAMID TEXT AS FOLLOWS:
EPS
PMV
MANAGEMENT
CASH FLOW
RESEARCH

A SMALL CAP STOCK TRIFECTA

      Small cap stocks have three things going for them. First of all, in a slower growth economy, larger companies will be compelled to grow earnings via acquisitions in addition to internally generated profits. Once the accounting profession irons out the details that will free acquiring companies from writing off "goodwill" (the price they pay for a company in excess of book value)
against future earnings, we should see merger and acquisition activity accelerate, with larger companies picking off smaller competitors and/or targeting smaller companies in niche businesses.

      Secondly, under the new financial disclosure rules, Wall Street analysts are actually going to have to do some homework instead of just promoting their investment banking clients. In researching larger cap companies they will have to do the same things we've always done -- look at vendors and competitors in the small cap arena. We think this will lead to more widespread Wall Street visibility for quality small cap companies.

      Finally, Russell 2000 Index earnings growth will likely outpace Standard & Poor's 500 Index earnings for the foreseeable future. Despite small cap's superior performance over the last eighteen months, valuations are still more attractive. Better earnings growth combined with lower valuations is a good recipe for superior performance.

THIS QUARTER'S SCORECARD

      The Fund posted a good stock picking batting average this quarter with more than 60% of its holdings delivering positive returns. Our winners came from a wide range of industry groups, from Broadcasting (Granite Broadcasting) to Food and Beverage (Flowers Foods Inc.), and featured many beaten down stocks that attracted the attention of market bargain hunters. Our losers were also an eclectic group of small companies, but technology and telecommunications companies such as UnitedGlobalCom and Teligent stood out.

LET'S TALK STOCKS

      The following are stock specifics on selected holdings of our Fund. Favorable earnings prospects do not necessarily translate into higher stock prices, but they do express a positive trend which we believe will develop over time.

AZTAR CORP. (AZR - $12.10 - NYSE) is a gaming company that owns and operates three casino hotels: Tropicana Casino and Resort in Atlantic City; Tropicana Resort and Casino in Las Vegas; and Ramada Express Hotel and Casino in Laughlin, Nevada. Aztar also operates riverboats in Caruthersville, Missouri and Evansville, Indiana.

CLARCOR INC. (CLC - $26.85 - NYSE), founded in 1904, is a U.S.-based manufacturer and marketer of engine-mobile filtration products, industrial/environmental filtration products and consumer packaging products. CLARCOR markets a full line of oil, air, fuel, coolant and hydraulic fluid filters that are used in a wide variety of applications, including engines and industrial equipment. The company markets commercial and industrial air filters and systems, electrostatic contamination control equipment, and electrostatic high precision spraying equipment. The air filters and systems remove contaminants from recirculated indoor air and from processed air that is exhausted outdoors. Containers and plastic closures manufactured by the company are used in packaging a wide variety of dry and paste form products, such as food specialties, beverages and juices, cosmetics and toiletries, drugs and pharmaceuticals, and film.

CRANE CO. (CR - $31.00 - NYSE) is a diversified industrial company that focuses on proprietary engineered products in aerospace, fiberboard panels, vending machines, pumps and valves and industrial controls. In April 2001, Eric Fast became CEO of Crane. He previously served as Co-Head of Global Investment Banking at Salomon Smith Barney and brings to Crane important skills in deal-making, finance and public markets. We believe his appointment is timely, as the company plans to use its free cash flow to augment internal revenue and earnings growth with acquisitions. The combination of higher top line growth, strong balance sheet with a 26% net debt-to-capital ratio, an estimated $700 million ($12 per share) of free cash flow over the next five years and an active stock repurchase and debt reduction program underscore our enthusiasm for the stock.

FLOWSERVE CORP. (FLS - $30.75 - NYSE) manufactures pumps, valves, actuators and seals that provide a range of flow management services. Last year Flowserve acquired Ingersoll-Dresser Pump from Ingersoll-Rand, creating the world's largest pump company serving the petroleum, chemical and power industries and the second largest pump company overall. By the end of 2001, management anticipates $75 million of savings from the acquisition coming from cutting costs in the manufacturing facilities, corporate office and duplicate staff. We think the amount is conservative and additional profits can come from lower material costs, improved product mix and asset sales. Furthermore, with industry dynamics improving, top line growth and selling prices may be better than expected, creating positive earning surprises.

KAMAN CORP. (KAMNA - $17.70 - NASDAQ), founded in 1945, is a pioneer in the helicopter industry. Aircraft manufacturing remains the core of the business. Kaman serves both commercial and governmental markets with helicopters and aircraft components. The company also produces specialized, high-value niche market products and services that tend to be technological leaders in their markets. Kaman is a major, national distributor of original equipment, repair and replacement products and value-added services to nearly every sector of North American industry. The company also manufactures and distributes musical instruments (Ovation guitars) and accessories to independent retailers.

LIBERTY CORP. (LC - $40.00 - NYSE) is a television broadcasting company headquartered in Greenville, S.C. Liberty's Cosmos Broadcasting owns and operates fifteen network affiliated television stations mainly in the Southeast and Midwest. Eight stations are affiliated with NBC, five with ABC and two with CBS. These stations serve more than four million households and include two stations that were purchased in December 2000 from Civic Communications for $204 million. In February 1999, Liberty hired an investment banker and began a strategic review. In November 2000, Liberty completed the sale of its insurance operations to Royal Bank of Canada for $650 million. The company is now debt-free and focused on its broadcasting operations.

MEDIA GENERAL INC. (MEG'A - $46.00 - AMEX) is a Richmond, Virginia-based communications company that is primarily focused on the Southeast. Its newspaper publishing operations include the Richmond Times-Dispatch, the Winston-Salem Journal, The Tampa Tribune, and 22 other daily newspapers. This includes 5 daily newspapers, clustered in Alabama and South Carolina, which the company bought from Thomson Corp. for $237 million in August 2000. The company also owns a 20 percent interest in the Denver Post. Media General also operates twenty-six television stations primarily located in Southeastern markets, including eight purchased from Spartan Communications on March 27, 2000 for $605 million. The company sold its Garden State Paper Co. to Enron Corp. (ENE - $49.10 - NYSE) for $72 million in August 2000, but still owns 33% of SP Newsprint Company.

SENSIENT TECHNOLOGIES CORP. (SXT - $20.52 - NYSE), which changed its name from Universal Foods Corporation on November 6, 2000, produces flavor and color ingredients used by manufacturers of cosmetics, pharmaceuticals, ink jet inks and food products. Sensient has strengthened its leadership position in color ingredients over the past three years through ten acquisitions. These acquisitions have expanded both its product line and distribution. The company sold its Red Star Yeast business in February 2001 in order to focus on the core color and fragrance divisions.

STANDARD MOTOR PRODUCTS INC. (SMP - $13.30 - NYSE), headquartered in Long Island City, New York, supplies functional replacement parts for the engine management, electrical and climate control systems of cars, trucks and buses. The company services all makes and models, both new and old cars, imported and domestic. SMP has two primary divisions -- engine management and temperature control -- and believes it is the number one supplier to the North American aftermarket in each of these lines.

UNITED TELEVISION INC. (UTVI - $126.00 - NASDAQ), headquartered in Beverly Hills, California, is a television broadcasting group which owns and operates seven of the stations (one ABC, one NBC and five UPN affiliates) that comprise Chris-Craft's (CCN - $71.40 - NYSE) television division. UTVI stations cover approximately nine percent of the U.S. population. UTVI is 58%-owned by BHC Communications (BHC - $138.99 - AMEX). United Television is a beneficiary of the recent FCC ruling allowing television duopoly, or ownership of two stations in a single market. On July 31, 2001, News Corp. (NWS - $37.15 - NYSE) announced that it had completed its acquisition of Chris-Craft (along with BHC and United Television). According to the terms of the deal, UTVI shareholders can elect to receive a package of cash, shares of News Corp. Preferred ADSs, or both.

SPECIAL NOTE

      It is with deep sorrow that we report the passing of our valued friend and Director, Felix J. Christiana. The Board of Directors acknowledges with great appreciation the passionate contributions, guidance and friendship given by Mr. Christiana during his long association with The Gabelli Small Cap Growth Fund. The Board of Directors and Officers of the Fund will greatly miss Mr. Christiana.

MINIMUM INITIAL INVESTMENT - $1,000

      The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan. Additionally, the Fund and other Gabelli Funds are available through the no-transaction fee programs at many major brokerage firms.

WWW.GABELLI.COM

      Please visit us on the Internet. Our homepage at http://www.gabelli.com contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

      In  our  efforts  to  bring  our   shareholders   more  timely   portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at www.gabelli.com as reflected below.

                                    WHO                       WHEN
                                    ---                       ----
      Special Chats:                Mario J. Gabelli          First Monday of each month
                                    Howard Ward First         Tuesday of each month

      In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                                    AUGUST                    SEPTEMBER                 OCTOBER
                                    ------                    ---------                 -------
      1st Wednesday                 Caesar Bryan              Walter Walsh              Ivan Arteaga
      2nd Wednesday                 Ivan Arteaga              Caesar Bryan              Tim O'Brien
      3rd Wednesday                 Linda Caulkin             Hart Woodson              Susan Byrne
      4th Wednesday                 Tim O'Brien               Barbara Marcin            Caesar Bryan
      5th Wednesday                 Barbara Marcin                                      Barbara Marcin

      All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

      You may sign up for our HIGHLIGHTS email newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

      Some market observers have characterized the April/early May rally as a bear market bounce. We see it as the first step in the market's anticipation of a 2002 corporate profit recovery. In the upcoming quarters, we may continue to see rallies cut short by bad earnings news. However, as the economy regains momentum and earnings visibility improves later in the year, we think stocks can sustain an advance. Benefiting from increased merger and acquisition activity, stronger earnings and cheaper valuations, small cap stocks should continue to outperform.

      The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554). The Fund's Nasdaq symbol is GABSX. Please call us during the business day for further information.

                                               Sincerely,
                                               /S/ SIGNATURE OF MARIO J. GABELLI
                                               MARIO J. GABELLI, CFA
                                               Portfolio Manager and
                                               Chief Investment Officer

August 8, 2001



                          SELECTED HOLDINGS
                            JUNE 30, 2001
                            -------------
Aztar Corp.                                        Liberty Corp.
CLARCOR Inc.                                       Media General Inc.
Crane Co.                                          Sensient Technologies Corp.
Flowserve Corp.                                    Standard Motor Products Inc.
Kaman Corp.                                        United Television Inc.


NOTE: The views expressed in this report reflect those of the portfolio manager only through the end of the period stated in this report. The manager's views are subject to change at any time based on market and other conditions.

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
              COMMON STOCKS -- 89.7%
              AGRICULTURE -- 0.0%
     15,000   Cadiz Inc.+ ..........................       $    138,150
     13,000   Sylvan Inc. ..........................            147,550
                                                           ------------
                                                                285,700
                                                           ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.9%
    110,000   Acktion Co.+ .........................          1,163,381
     15,000   ArvinMeritor Inc. ....................            251,100
     30,000   Borg-Warner Automotive Inc. ..........          1,488,600
     40,000   Exide Corp. ..........................            460,000
    100,000   Federal-Mogul Corp. ..................            169,000
    260,000   GenCorp Inc. .........................          3,328,000
     12,000   Lund International Holdings Inc.+ ....              3,000
    100,000   Midas Inc. ...........................          1,260,000
    125,000   Modine Manufacturing Co. .............          3,447,500
      5,250   Monro Muffler Brake Inc.+ ............             67,462
    190,000   Scheib (Earl) Inc.+ ..................            514,900
    155,000   Standard Motor Products Inc. .........          2,061,500
     18,000   Strattec Security Corp.+ .............            624,960
     55,000   Superior Industries International Inc.          2,106,500
    155,000   TransPro Inc. ........................            589,000
                                                           ------------
                                                             17,534,903
                                                           ------------
              AVIATION: PARTS AND SERVICES -- 3.5%
     20,000   AAR Corp. ............................            342,000
    100,000   Aviall Inc.+ .........................          1,097,000
     23,000   Barnes Group Inc. ....................            568,100
     62,000   Curtiss-Wright Corp. .................          3,329,400
      7,500   Ducommun Inc. ........................             97,500
      3,000   EDO Corp. ............................             47,850
    170,000   Fairchild Corp., Cl. A+ ..............          1,191,700
     26,500   Hi-Shear Industries Inc. .............             82,150
    318,500   Kaman Corp., Cl. A ...................          5,637,450
     80,000   Moog Inc., Cl. A+ ....................          3,116,000
                                                           ------------
                                                             15,509,150
                                                           ------------
              BROADCASTING -- 7.4%
    300,000   Ackerley Group Inc. ..................          3,363,000
     35,000   Acme Communications Inc.+ ............            287,350
     35,000   Crown Media Holdings Inc., Cl. A+ ....            649,250
    400,000   Granite Broadcasting Corp.+ ..........          1,200,000
     55,000   Gray Communications Systems Inc. .....          1,047,200
    170,100   Gray Communications Systems Inc., Cl .B         2,568,510
     53,000   Hearst-Argyle Television Inc.+ .......          1,060,000
    165,000   Liberty Corp. ........................          6,600,000
     70,000   On Command Corp.+ ....................            315,000
    240,000   Paxson Communications Corp., Cl. A+ ..          3,240,000
    110,000   Salem Communications Corp., Cl. A+ ...          2,406,800
    120,000   Sinclair Broadcast Group Inc.+ .......          1,236,000
     30,000   Spanish Broadcasting System Inc., Cl .A+          246,300
      2,000   TiVo Inc.+ ...........................             11,000
     48,500   United Television Inc. ...............          6,111,000
      2,500   Wink Communications Inc.+ ............              6,400


                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
     80,000   Young Broadcasting Inc., Cl. A+ ......       $  2,686,400
                                                           ------------
                                                             33,034,210
                                                           ------------
              BUILDING AND CONSTRUCTION -- 1.0%
     10,000   Florida Rock Industries Inc. .........            469,000
     25,000   Huttig Building Products Inc.+ .......            126,750
     94,000   Nortek Inc.+ .........................          2,934,680
     37,000   Universal Forest Products Inc. .......            832,500
                                                           ------------
                                                              4,362,930
                                                           ------------
              BUSINESS SERVICES -- 2.3%
     50,000   ANC Rental Corp.+ ....................            150,000
    610,400   Career Blazers Inc. ..................            107,125
      6,000   Carlisle Holdings Ltd.+ ..............             30,840
      1,000   CheckFree Corp.+ .....................             35,070
     40,000   Donnelley (R.H.) Corp. ...............          1,280,000
      4,100   Edgewater Technology Inc.+ ...........             14,350
     20,000   Fisher Scientific International Inc.+             580,000
     80,000   Industrial Distribution Group Inc.+ ..            172,000
     40,000   Interactive Data Corp. ...............            360,000
     40,000   Key3Media Group Inc.+ ................            464,400
     14,000   Landauer Inc. ........................            420,000
      5,000   MDC Communications Corp., Cl. A+ .....             46,450
     70,000   Nashua Corp.+ ........................            486,500
     96,000   National Processing Inc.+ ............          2,688,000
      4,000   New England Business Service Inc. ....             76,800
    105,000   Paxar Corp.+ .........................          1,512,000
     25,000   Pittson Brink's Group ................            557,250
      6,000   Princeton Video Image Inc.+ ..........             30,300
     50,000   Professional Staff plc, ADR + ........            217,500
      3,000   PubliCard Inc.+ ......................              2,700
      5,000   StarTek Inc.+ ........................            113,000
     87,000   Trans-Lux Corp. (a) ..................            500,250
      8,000   Wackenhut Corp., Cl. A ...............            138,000
      6,187   Wackenhut Corp., Cl. B ...............             85,071
                                                           ------------
                                                             10,067,606
                                                           ------------
              CABLE -- 0.2%
    100,000   UnitedGlobalCom Inc., Cl. A+ .........            865,000
                                                           ------------
              CLOSED END FUNDS -- 0.6%
     45,000   Central European Equity Fund Inc. ....            516,600
     78,000   Dresdner RCM Europe Fund Inc. ........            714,480
     33,466   France Growth Fund Inc. ..............            276,764
     32,000   Germany Fund Inc. ....................            265,600
     27,808   Italy Fund Inc. ......................            222,464
     65,000   New Germany Fund Inc. ................            457,600
     11,000   Spain Fund Inc. ......................            101,530
                                                           ------------
                                                              2,555,038
                                                           ------------
              COMMUNICATIONS EQUIPMENT -- 0.6%
    120,000   Allen Telecom Inc.+ ..................          1,800,000
    108,000   Communications Systems Inc. ..........            810,000
                                                           ------------
                                                              2,610,000
                                                           ------------

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
              COMMON STOCKS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.5%
      8,000   Anacomp Inc. .........................       $        420
     25,400   BNS Co., Cl. A+ ......................            160,020
     95,000   Bull Run Corp.+ ......................            123,500
      1,000   Cylink Corp. .........................                580
     27,900   Global Sources Ltd.+ .................            182,466
     40,000   INT Media Group Inc.+ ................            160,000
        200   Macromedia Inc.+ .....................              3,600
     14,188   MKS Instruments Inc.+ ................            408,604
     12,000   NBC Internet Inc., Cl. A+ ............             25,920
     15,000   Phoenix Technologies Ltd.+ ...........            219,000
    350,000   Tyler Technologies Inc. ..............            840,000
                                                           ------------
                                                              2,124,110
                                                           ------------
              CONSUMER PRODUCTS -- 4.2%
      9,000   Action Performance Companies Inc.+ ...            225,000
     20,000   Adams Golf Inc.+ .....................             18,600
     35,000   Ashworth Inc.+ .......................            193,200
    230,000   Carter-Wallace Inc. ..................          4,450,500
     30,000   Church & Dwight Co. Inc. .............            763,500
     12,000   Coachmen Industries Inc. .............            159,000
     22,000   Department 56 Inc.+ ..................            168,300
     35,000   Dial Corp. ...........................            498,750
     19,000   Elizabeth Arden Inc.+ ................            463,790
     26,000   Genlyte Group Inc.+ ..................            803,660
      3,000   Harley Davidson Inc. .................            141,240
    182,000   Hartmarx Corp.+ ......................            456,820
     15,000   International Flavors & Fragrances Inc.           376,950
     10,000   Madden (Steven) Ltd. .................            182,700
    176,000   Marine Products Corp.+ ...............            748,000
     52,000   National Presto Industries Inc. ......          1,544,400
      5,000   Nature's Sunshine Products Inc. ......             59,150
     35,000   Rayovac Corp.+ .......................            745,500
      3,700   Scotts Co., Cl. A+ ...................            153,365
      8,000   Skyline Corp. ........................            217,600
     14,000   Stewart Enterprises Inc., Cl. A ......            102,200
    300,000   Weider Nutrition International Inc. ..            675,000
    300,000   Wolverine World Wide Inc. ............          5,361,000
                                                           ------------
                                                             18,508,225
                                                           ------------
              CONSUMER SERVICES -- 0.8%
     30,000   Bowlin Travel Centers Inc.+ ..........             57,000
     15,000   Collectors Universe Inc. .............             28,500
     40,000   Loewen Group Inc. ....................              5,200
      4,000   Martha Stewart Living Omnimedia Inc., Cl. A+       92,400
     20,000   Response USA Inc.+ ...................                600
    162,000   Rollins Inc. .........................          3,225,420
                                                           ------------
                                                              3,409,120
                                                           ------------
              DIVERSIFIED INDUSTRIAL -- 10.6%
     99,500   Ampco-Pittsburgh Corp. ...............          1,124,350
      8,000   Anixter International Inc.+ ..........            245,600
    205,000   Baldor Electric Co. ..................          4,380,850


                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
     58,000   Chemed Corp. .........................       $  2,096,120
    200,000   Crane Co. ............................          6,200,000
     96,800   Denison International plc, ADR+ ......          1,619,464
    100,000   Gardner Denver Machinery Corp.+ ......          2,055,000
     20,000   GATX Corp. ...........................            802,000
    121,000   GenTek Inc. ..........................            641,300
     26,000   Harbor Global Co. Ltd.+ ..............            215,800
     53,000   Katy Industries Inc. .................            251,220
     85,000   Lamson & Sessions Co.+ ...............            569,500
     72,000   Lindsay Manufacturing Co. ............          1,368,000
    147,000   MagneTek Inc. ........................          1,837,500
      1,000   Matthews International Corp., Cl. A ..             43,967
    165,500   Myers Industries Inc. ................          2,499,050
    610,400   Noel Group Inc.+ .....................            301,421
     60,000   Oil-Dri Corporation of America .......            486,000
    140,000   Park-Ohio Holdings Corp.+ ............            672,000
    115,000   Roper Industries Inc. ................          4,801,250
    300,000   Sensient Technologies Corp. ..........          6,156,000
      5,000   Sonoco Products Co. ..................            124,400
     65,000   Standex International Corp. ..........          1,534,000
      5,000   Tech/Ops Sevcon Inc. .................             47,250
    225,000   Thomas Industries Inc. ...............          6,637,500
     50,000   WHX Corp.+ ...........................             96,000
                                                           ------------
                                                             46,805,542
                                                           ------------
              EDUCATIONAL SERVICES -- 0.1%
    101,000   Whitman Education Group Inc.+ ........            287,850
                                                           ------------
              ELECTRONICS -- 1.5%
    155,000   Oak Technology Inc.+ .................          1,641,445
    225,700   Thomas & Betts Corp. .................          4,981,199
                                                           ------------
                                                              6,622,644
                                                           ------------
              ENERGY AND UTILITIES -- 5.0%
     40,000   AGL Resources Inc. ...................            950,000
      9,000   Birmingham Utilities Inc. ............            136,350
     60,000   Callon Petroleum Co.+ ................            711,000
     70,000   CH Energy Group Inc. .................          3,076,500
     10,000   Chesapeake Utilities Corp. ...........            188,800
     17,200   Connecticut Water Service Inc. .......            594,604
     43,000   Covanta Energy Corp.+ ................            793,780
     10,000   DQE Inc. .............................            225,000
     70,000   El Paso Electric Co.+ ................          1,119,300
     50,000   Florida Public Utilities Co. .........            868,000
    150,000   Kaneb Services Inc.+ .................          1,099,500
     15,000   Petroleum Geo-Services ASA+ ..........            151,650
      2,000   PetroQuest Energy Inc.+ ..............             14,000
     25,000   RGS Energy Group Inc. ................            937,500
    295,500   RPC Inc. .............................          4,196,100
     10,400   SJW Corp. ............................            889,200
      1,968   Southern Union Co. ...................             40,147
    110,000   Southwest Gas Corp. ..................          2,604,800
     15,000   Tesoro Petroleum Corp. ...............            189,000

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      4,000   Toreador Resources Corp.+ ............       $     22,240
     20,000   Waterlink Inc. .......................              3,500
    152,000   Western Resources Inc. ...............          3,268,000
                                                           ------------
                                                             22,078,971
                                                           ------------
              ENTERTAINMENT -- 3.1%
      3,000   Canterbury Park Holding Corp.+ .......             22,050
    101,000   Dover Downs Entertainment Inc.+ ......          1,555,400
     45,200   Fisher Communications Inc. ...........          3,294,628
     72,000   Gemstar-TV Guide International Inc.+ .          3,067,200
      2,500   International Speedway Corp. .........            103,750
     16,000   International Speedway Corp., Cl. A ..            672,000
     20,000   Liberty Digital Inc.+ ................            121,800
     18,000   Liberty Media Group, Cl. A+ ..........            314,820
     20,000   Loews Cineplex Entertainment Corp.+ ..              2,800
      5,000   Metromedia International Group Inc.+ .             16,450
     35,000   Six Flags Inc. .......................            736,400
     45,000   Topps Co. Inc.+ ......................            526,050
    100,000   USA Networks Inc.+ ...................          2,800,000
     41,600   World Wrestling Federation Entertainment Inc.+    574,080
                                                           ------------
                                                             13,807,428
                                                           ------------
              ENVIRONMENTAL SERVICESn -- 1.6%
    170,000   Allied Waste Industries Inc.+ ........          3,175,600
     20,000   Catalytica Energy Systems Inc.+ ......            434,000
    180,000   Republic Services Inc.+ ..............          3,573,000
                                                           ------------
                                                              7,182,600
                                                           ------------
              EQUIPMENT AND SUPPLIES -- 12.7%
     30,000   Alltrista Corp.+ .....................            354,000
    152,000   AMETEK Inc. ..........................          4,643,600
    480,000   Baldwin Technology Co. Inc., Cl. A+ ..            576,000
     95,000   Belden Inc. ..........................          2,541,250
     25,000   Bway Corp.+ ..........................            132,500
        500   C&D Technologies Inc. ................             15,500
     12,000   Chase Industries Inc.+ ...............            112,080
    117,000   CIRCOR International Inc.+ ...........          2,111,850
    223,000   CLARCOR Inc. .........................          5,987,550
     80,000   Core Materials Corp. .................            120,000
    210,000   Crown Cork & Seal Co. Inc.+ ..........            787,500
     17,500   CTS Corp. ............................            358,750
     75,000   Cuno Inc.+ ...........................          2,250,000
      9,000   Danaher Corp. ........................            504,000
     55,000   Donaldson Co. Inc. ...................          1,713,250
     65,000   DONCASTERS plc, ADR+ .................          1,783,600
    260,000   Fedders Corp. ........................          1,352,000
    187,400   Flowserve Corp.+ .....................          5,762,550
     55,500   Franklin Electric Co. ................          4,212,450
     40,000   General Magnaplate Corp. .............             60,000
     85,000   Gerber Scientific Inc. ...............            930,750
     17,775   Gorman-Rupp Co. ......................            428,378
     40,000   Graco Inc. ...........................          1,320,000


                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
     30,000   Hughes Supply Inc. ...................       $    709,500
     50,100   IDEX Corp. ...........................          1,703,400
    125,000   Interpump Group SpA ..................            426,459
     10,000   K-Tron International Inc.+ ...........            126,450
      9,000   Littelfuse Inc.+ .....................            241,110
     26,000   Lufkin Industries Inc. ...............            717,600
     19,000   Met-Pro Corp. ........................            256,500
     10,000   Mueller Industries Inc.+ .............            329,100
      4,500   Plantronics Inc.+ ....................            104,175
    110,300   Raytech Corp.+ .......................            325,385
     30,000   Robbins & Myers Inc. .................            846,000
      3,500   Sames Corp. ..........................                595
     40,000   Sequa Corp., Cl. A+ ..................          1,820,000
     16,500   Sequa Corp., Cl. B+ ..................            977,625
     73,600   SL Industries Inc. ...................            816,960
      3,000   Smith (A.O.) Corp. ...................             53,700
     15,000   Smith (A.O.) Corp., Cl. A ............            270,000
     76,000   SPS Technologies Inc.+ ...............          3,602,400
     60,000   Sybron Dental Specialties Inc.+ ......          1,229,400
      5,000   Teleflex Inc. ........................            220,000
     41,500   Tennant Co. ..........................          1,660,000
     50,000   UCAR International Inc.+ .............            597,500
      5,000   Valmont Industries Inc. ..............             91,000
      7,875   Watsco Inc., Cl. B ...................            110,092
     40,000   Watts Industries Inc., Cl. A .........            678,000
     10,000   Wolverine Tube Inc.+ .................            165,700
                                                           ------------
                                                             56,136,209
                                                           ------------
              FINANCIAL SERVICES -- 3.8%
      6,700   Alleghany Corp.+ .....................          1,360,100
     45,000   Argonaut Group Inc. ..................            904,500
     68,000   Bankgesellschaft Berlin AG ...........            538,248
    127,000   BKF Capital Group Inc. ...............          4,216,400
    155,000   CNA Surety Corp. .....................          2,170,000
      1,000   Crazy Woman Creek Bancorp Inc. .......             16,250
     45,000   Danielson Holding Corp.+ .............            200,250
      3,000   Federal Agricultural Mortgage Corp., Cl. C+        95,940
     40,000   Gainsco Inc. .........................             48,000
     50,000   Hibernia Corp., Cl. A ................            890,000
    305,000   J Net Enterprises Inc. ...............          1,232,200
      2,000   LandAmerica Financial Group ..........             63,700
     21,500   Metris Companies Inc. ................            724,765
     92,500   Midland Co. ..........................          4,116,250
      1,500   Net.B@nk Inc.+ .......................             16,950
     10,000   Riggs National Corp. .................            169,900
                                                           ------------
                                                             16,763,453
                                                           ------------
              FOOD AND BEVERAGE -- 4.2%
     90,000   Advantica Restaurant Group Inc.+ .....             58,500
     10,000   Brown-Forman Corp., Cl. A ............            655,500
      7,500   Cheesecake Factory Inc.+ .............            212,250
      2,500   Farmer Brothers Co. ..................            582,500
    130,000   Flowers Foods Inc.+ ..................          4,075,500
        500   Genesee Corp., Cl. A .................             11,512

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE  (CONTINUED)
     21,000   Genesee Corp., Cl. B .................       $    514,500
      1,500   Hain Celestial Group Inc.+ ...........             33,000
     10,000   International Multifoods Corp. .......            207,500
     78,700   J & J Snack Foods Corp.+ .............          1,743,205
     10,000   Midwest Grain Products Inc. ..........            112,000
     12,000   Mondavi (Robert) Corp.+ ..............            486,480
     10,000   Northland Cranberries Inc., Cl. A ....             13,000
      4,000   Omni Nutraceuticals Inc. .............                800
    256,910   PepsiAmericas Inc. ...................          3,416,903
     70,000   Ralcorp Holdings Inc.+ ...............          1,311,800
     76,000   Smucker (J.M.) Co. ...................          1,976,000
     32,585   Tootsie Roll Industries Inc. .........          1,255,826
     20,000   Triarc Companies Inc. ................            524,000
    495,000   Twinlab Corp.+ .......................          1,277,100
                                                           ------------
                                                             18,467,876
                                                           ------------
              HEALTH CARE -- 2.0%
     65,000   Apogent Technologies Inc.+ ...........          1,599,000
     10,000   Corixa Corp.+ ........................            170,700
     50,000   Del Global Technologies Corp.+ .......             62,500
     15,000   Henry Schein Inc.+ ...................            600,900
     93,000   Inamed Corp.+ ........................          2,632,830
     24,200   Invitrogen Corp.+ ....................          1,737,560
     15,000   Nabi+ ................................            119,100
      7,000   Owens & Minor Inc. ...................            133,000
     52,000   Penwest Pharmaceuticals Co. ..........            805,480
    110,000   Women First HealthCare Inc.+ .........            979,000
                                                           ------------
                                                              8,840,070
                                                           ------------
              HOME FURNISHINGS -- 0.5%
     11,000   Bassett Furniture Industries Inc. ....            138,380
      4,000   Bed Bath & Beyond Inc.+ ..............            120,000
    199,550   Carlyle Industries Inc.+ .............             65,852
     17,000   Foamex International Inc. ............            125,800
     30,000   La-Z-Boy Chair Co. ...................            555,000
     70,000   Oneida Ltd. ..........................          1,423,100
                                                           ------------
                                                              2,428,132
                                                           ------------
              HOTELS AND GAMING -- 3.9%
    440,000   Aztar Corp.+ .........................          5,324,000
    120,000   Boca Resorts Inc., Cl. A+ ............          1,767,600
     15,000   Boyd Gaming Corp.+ ...................             86,250
     26,000   Churchill Downs Inc. .................            652,080
     40,000   Extended Stay America Inc.+ ..........            600,000
    140,000   Gaylord Entertainment Co. ............          4,032,000
      5,000   Jurys Hotel Group plc ................             37,037
     70,000   Lakes Gaming Inc.+ ...................            518,000
     15,000   Magna Entertainment Corp., Cl. A+ ....             95,850
     90,000   Park Place Entertainment Corp.+ ......          1,089,000
     32,000   Penn National Gaming Inc.+ ...........            812,800
      3,000   Station Casinos Inc.+ ................             48,000
     66,000   Sun International Hotels Ltd.+ .......          1,782,000


                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
     80,000   Trump Hotels & Casino Resorts Inc.+ ..       $    161,600
     39,000   Wyndham International Inc., Cl. A+ ...             97,500
     15,000   Youbet.com Inc.+ .....................             16,350
                                                           ------------
                                                             17,120,067
                                                           ------------
              METALS AND MINING -- 0.5%
    676,700   Echo Bay Mines Ltd.+ .................            663,166
      2,000   Meridian Gold Inc., New York+ ........             15,900
     70,000   Placer Dome Inc. .....................            686,000
    190,000   Royal Oak Mines Inc.+ ................              2,280
     25,000   Stillwater Mining Co.+ ...............            731,250
    300,000   TVX Gold Inc.+ .......................            162,000
                                                           ------------
                                                              2,260,596
                                                           ------------
              PAPER AND FOREST PRODUCTS -- 0.9%
    135,000   Greif Bros. Corp., Cl. A .............          4,097,250
                                                           ------------
              PUBLISHING -- 3.6%
    242,556   Independent News & Media plc, Dublin .            482,549
    125,000   Journal Register Co.+ ................          2,012,500
     15,000   Lee Enterprises Inc. .................            495,000
     42,000   McClatchy Newspapers Inc., Cl. A .....          1,642,200
     70,000   Media General Inc., Cl. A ............          3,220,000
     25,000   Meredith Corp. .......................            895,250
    130,000   Penton Media Inc. ....................          2,275,000
     60,000   Pulitzer Inc. ........................          3,168,000
    195,000   Thomas Nelson Inc. ...................          1,370,850
     12,000   Wiley (John) & Sons Inc., Cl. B ......            280,800
                                                           ------------
                                                             15,842,149
                                                           ------------
              REAL ESTATE -- 1.5%
    155,000   Catellus Development Corp.+ ..........          2,704,750
    118,000   Griffin Land & Nurseries Inc.+ .......          1,961,160
     10,500   Gyrodyne Company of America Inc.+ ....            157,868
    330,000   La Quinta Properties Inc.+ ...........          1,709,400
     14,000   Malan Realty Investors Inc. ..........            122,500
        400   United Park City Mines Co.+ ..........              7,200
                                                           ------------
                                                              6,662,878
                                                           ------------
              RETAIL -- 2.9%
     60,000   Aaron Rents Inc. .....................          1,020,000
     60,000   Aaron Rents Inc., Cl. A ..............            937,200
    110,000   Burlington Coat Factory Warehouse Corp.         2,200,000
     12,000   Coldwater Creek Inc.+ ................            312,000
     40,000   Gerald Stevens Inc.+ .................              7,000
    175,000   Ingles Markets Inc., Cl. A ...........          2,152,500
    210,000   Lillian Vernon Corp. .................          1,482,600
    120,000   Neiman Marcus Group Inc., Cl. B+ .....          3,540,000
     70,000   Sports Authority Inc.+ ...............            245,700
     25,000   Weis Markets Inc. ....................            881,500
                                                           ------------
                                                             12,778,500
                                                           ------------

THE GABELLI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
              COMMON STOCKS (CONTINUED)
              SATELLITE -- 0.1%
     62,000   Liberty Satellite & Technology Inc., Cl. A+  $    158,100
     14,000   Pegasus Communications Corp.+ ........            315,000
                                                           ------------
                                                                473,100
                                                           ------------
              SPECIALTY CHEMICALS -- 3.1%
     75,000   Airgas Inc. ..........................            892,500
      8,000   Albemarle Corp. ......................            185,360
     20,000   Arch Chemicals Inc. ..................            436,600
    120,000   Ferro Corp. ..........................          2,617,200
     60,000   Fuller (H.B.) Co. ....................          2,994,000
  1,422,400   General Chemical Group Inc. ..........            597,408
     95,000   MacDermid Inc. .......................          1,710,000
    172,500   Material Sciences Corp.+ .............          1,704,300
    109,000   Omnova Solutions Inc. ................            793,520
     50,000   Penford Corp. ........................            580,000
     10,000   Quaker Chemical Corp. ................            190,000
     90,000   Schulman (A.) Inc. ...................          1,215,000
                                                           ------------
                                                             13,915,888
                                                           ------------
              TELECOMMUNICATIONS -- 1.4%
      9,200   Atlantic Tele-Network Inc. ...........            121,992
     55,000   Citizens Communications Co. ..........            661,650
     56,300   Commonwealth Telephone Enterprises Inc.+        2,378,675
     22,000   Commonwealth Telephone
              Enterprises Inc., Cl. B+ .............            968,000
     44,500   Conestoga Enterprises Inc. ...........          1,314,975
    170,000   CoreComm Ltd.+ .......................             32,300
      6,000   RCN Corp.+ ...........................             32,940
     25,000   Rogers Communications Inc., Cl. B, ADR+           378,750
      5,500   Shenandoah Telecommunications Co. ....            160,600
     40,000   Viatel Inc.+ .........................              2,800
                                                           ------------
                                                              6,052,682
                                                           ------------
              TRANSPORTATION -- 0.1%
      2,000   Irish Continental Group plc ..........              9,564
     50,000   OMI Corp. ............................            280,500
                                                           ------------
                                                                290,064
                                                           ------------
              WIRELESS COMMUNICATIONS -- 1.6%
      5,000   AirGate PCS Inc.+ ....................            260,000
     32,500   Centennial Cellular Corp., Cl. A+ ....            428,675
     70,000   Leap Wireless International Inc.+ ....          2,121,000
    100,000   Price Communications Corp.+ ..........          2,019,000
     40,000   Rogers Wireless Communications Inc., Cl. B+       690,800
     15,000   Rural Cellular Corp., Cl. A+ .........            679,500
     19,120   TeleCorp PCS Inc., Cl. A+ ............            370,354


                                                              MARKET
  SHARES                                                      VALUE
-----------                                                ------------
     30,000   Teligent Inc., Cl. A+ ................       $      7,500
     10,000   Triton PCS Holdings Inc., Cl. A+ .....            410,000
      1,000   Ubiquitel Inc.+ ......................              7,600
      1,000   Western Wireless Corp., Cl. A+ .......             43,000
                                                           ------------
                                                              7,037,429
                                                           ------------
              TOTAL COMMON STOCKS ..................        396,817,370
                                                           ------------
              PREFERRED STOCKS -- 0.2%
              DIVERSIFIED INDUSTRIAL -- 0.2%
     56,000   WHX Corp., 6.50% Cv. Pfd., Ser. A ....            336,000
     72,000   WHX Corp., $3.75 Cv. Pfd., Ser. B ....            367,200
                                                           ------------
                                                                703,200
                                                           ------------
              TOTAL PREFERRED STOCKS ...............            703,200
                                                           ------------
 PRINCIPAL
  AMOUNT
-----------
              CONVERTIBLE BONDS -- 0.0%
              COMPUTER SOFTWARE AND SERVICES -- 0.0%

   $    500   MSC.Software Corp.,
               Sub. Deb. Cv.
               7.88%, 08/18/04 .....................                615
                                                           ------------
              CONSUMER SERVICES -- 0.0%
    100,000   Ogden Corp.,
               Sub. Deb. Cv.
               6.00%, 06/01/02 .....................             98,500
                                                           ------------
              TOTAL CONVERTIBLE BONDS ..............             99,115
                                                           ------------
              U.S. GOVERNMENT OBLIGATIONS -- 9.9%
 44,178,000   U.S. Treasury Bills,
               3.38% to 4.13%++,
               due 07/05/01 to 09/27/01 ............         44,018,642
                                                           ------------
              TOTAL INVESTMENTS -- 99.8%
                (Cost $363,453,511) ................        441,638,327

              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.2% ..........            888,420
                                                           ------------
              NET ASSETS -- 100.0% .................       $442,526,747
                                                           ============
------------------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares.
+      Non-income producing security.
++     Represents annualized yield at the date of purchase.
ADR  - American Depositary Receipt.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1434
                                  1-800-GABELLI
                                [1-800-422-3554]
                               FAX: 1-914-921-5118
                             HTTP://WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                (Net Asset Value may be obtained daily by calling
                         1-800-GABELLI after 6:00 P.M.)

                 BOARD OF DIRECTORS

Mario J. Gabelli, CFA           Robert J. Morrissey
CHAIRMAN AND CHIEF              ATTORNEY-AT-LAW
INVESTMENT OFFICER              MORRISSEY, HAWKINS & LYNCH
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita             Karl Otto Pohl
ATTORNEY-AT-LAW                 FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.       DEUTSCHE BUNDESBANK

Vincent D. Enright              Anthony R. Pustorino
FORMER SENIOR VICE PRESIDENT    CERTIFIED PUBLIC ACCOUNTANT
AND CHIEF FINANCIAL OFFICER     PROFESSOR EMERITUS, PACE
KEYSPAN ENERGY CORP.            UNIVERSITY

John D. Gabelli                 Anthonie C. van Ekris
SENIOR VICE PRESIDENT           MANAGING DIRECTOR
GABELLI & COMPANY, INC.         BALMAC INTERNATIONAL, INC.

                       OFFICERS

Mario J. Gabelli, CFA           Bruce N. Alpert
PRESIDENT AND CHIEF             VICE PRESIDENT AND TREASURER
INVESTMENT OFFICER

James E. McKee
SECRETARY

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

--------------------------------------------------------------------------------
GAB443Q201SR


                                            [PHOTO OF MARIO J. GABELLI OMITTED.]

THE
GABELLI
SMALL CAP
GROWTH
FUND

                                                            THIRD QUARTER REPORT
                                                                   JUNE 30, 2001